Other income and other expenses - Other operating expense (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other income and other expenses
Exchange losses	€ 5,462,494	€ 937,045	€ 1,355,207
Losses on disposals of assets	76,561	16,565
Other taxes		1,190	8,039
Increase in bad debt provisions	323,200	572,928	255,886
Miscellaneous other operating expenses	1,297,265	1,887,415	1,412,148
Total	7,159,521	3,415,143	3,031,280
Tooling expense	836,000	766,000	560,000
Warranty expenses	€ 282,000
Accrued licensing fees		€ 520,000	0
Off-site expense			285,000
Custom duties			€ 181,000